SMITH BARNEY PRINCIPAL RETURN FUND

388 Greenwich Street
New York, New York 10013
(800) 451-2010


Statement of Additional Information					March
30,1998
										As
amended June 29, 1998

	This Statement of Additional Information supplements the information contained in the current Prospectus dated March 30, 1998, as amended or supplemented from time to time, of the Zeros and Appreciation Series 1998 ("Series 1998"), Zeros Plus Emerging Growth Series 2000 ("Series 2000"), and the Security and Growth Fund (collectively the "Series"), of Smith Barney Principal Return Fund (the "Trust"), and should be read in conjunction with that Prospectus. The Prospectus may be obtained from any Smith Barney Financial Consultant or by writing or calling the Trust at the address or telephone number set forth above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

CONTENTS

	For ease of reference, the same section headings are used in both the Prospectus and the Statement of Additional Information, except where noted below.

	Management of the Trust	2
	Investment Objectives and Management Policies	5
	Redemption of Shares	13
	Valuation of Shares	13
	Exchange Privilege	13
	Determination of Performance	14
	(See in the Prospectus "The Series Performance")
	Taxes	15
	(See in the Prospectus "Dividends, Distributions and Taxes")
	Distributor	17
	Custodian and Transfer Agent (See in the Prospectus "Additional
Information")	17
	Organization of the Trust	18
	Financial Statements	18


MANAGEMENT OF THE TRUST

The executive officers of the Trust are employees of certain of the organizations that provide services to the Series. These organizations are as follows:
Name
Service
Smith Barney Inc. ("Smith Barney or Distributor")
Distributor
Mutual Management Corp. ("MMC" or "Investment Adviser" or
"Administrator" ) formerly Smith Barney Mutual Funds Management Inc. Investment Adviser and Administrator
PNC Bank National Association ("PNC" or "Custodian")
Custodian

First Data Investor Services Group, Inc.("First Data"
Transfer Agent or "Transfer Agent")

These organizations and the functions that they perform for the Series are discussed in the Prospectus and in this Statement of Additional
Information.

Trustees and Executive Officers of the Trust

The names of the Trustees and executive officers of the Trust, together with information as to their principal business occupations for the past five years, are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

Paul R. Ades, Trustee (Age 57). Partner in the law firm of Murov & Ades. His address is 272
South Wellwood Avenue, P.O. Box 504, Lindenhurst, New York 11757.

Herbert Barg, Trustee (Age 74). Private investor. His address is 273 Montgomery Avenue,
Bala Cynwyd, Pennsylvania 19004.

Dwight B. Crane (Age 60).  Professor, Graduate School of Business
Administration, Harvard
University; Business Consultant. His address is Harvard Business School, Soldiers Field,
Morgan Hall #371, Boston, Massachusetts 02163.

Frank Hubbard, Trustee (Age 62). Vice President, of S & S Industries; Former Corporate Vice
President, Materials Management and Marketing Services of Huls American,
Inc.

* Heath B. McLendon, Chairman of the Board and Investment Officer (Age 64). Managing
Director of Smith Barney, Chairman of Smith Barney Strategy Advisers Inc.; prior to July
1993, Senior Executive Vice President of Shearson Lehman Brothers Inc. ("Shearson Lehman
Brothers"), Vice Chairman of Shearson Asset Management, his address is 388 Greenwich
Street, New York, New York 10013.

Jerome Miller, Trustee (Age 60). Retired, Former President, Asset Management Group of
Shearson Lehman Brothers. His address is 27 Hemlock Road, Manhassett, New York 11030.

Ken Miller, Trustee (Age 56). President of Young Stuff Apparel Group, Inc. His address is 1407 Broadway, 6th Floor, New York, New York 10018.

John F. White, Trustee (Emeritus effective February 6, 1998) (Age 80). President Emeritus of The Cooper Union for the Advancement of Science and Art, Special Assistant to the President of the Aspen Institute. His address is 97 Sunset Drive, Apt 402, Sarasota, Florida 34236.

Harry D. Cohen, Vice President and Investment Officer (Age 57). President and Director of Smith Barney Investment Advisors, a division of MMC; Executive Vice President of Smith Barney; prior to July 1993, President of Asset Management Division of Shearson Lehman Brothers. Mr. Cohen also serves as Vice President and Investment Officer of 5 other mutual funds of the Smith Barney Mutual Funds. Ms address is 388 Greenwich Street, New York, New York 10013.

Richard A. Freeman, Vice President and Investment Officer (Age 44). Managing Director of Smith Barney Investment Advisors, a division of MMC; prior to July 1993, First Executive Vice President of Shearson Asset Management; prior to July 1993, Executive Vice President of Shearson Asset Management. Mr. Freeman also serves as Vice President and Investment Officer of one other mutual fund of the Smith Barney Mutual Funds. His address is388 Greenwich Street, New York, New York 10013.

John G. Goode,(Age 52) Managing Director of Smith Barney, President and Chief Executive Officer of Davis Skaggs Investment Management, a division of the MMC, serves as Vice President of the Security and Growth Fund and manages its day-to-day operations, including handling all investment decisions. Mr. Goode also serves as Vice President and Investment Officer of two other mutual funds of the Smith Barney Mutual Funds. His address is 1 Sansome St., Suite 3850 San Francisco, California 94104.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 40). Managing Director of Smith Barney; Director and Senior Vice President of MMC. Mr. Daidone also serves as Senior Vice President and Treasurer of 42 other mutual funds of the Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York New, York 10013.

Christina T. Sydor, Secretary (Age 47). Managing Director of Smith Barney; General Counsel and Secretary of MMC. Ms. Sydor also serves as Secretary of 42 other mutual funds of the Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

Each Trustee also serves as a trustee, general partner and/or director of other mutual funds for which Smith Barney serves as distributor. As of March 10, 1998, Trustees and officers of the Series, as a group, owned less than 1% of the outstanding shares of beneficial interest of each Series.

No director, officer or employee of Smith Barney or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee. The Trust pays each Trustee who is not a director, officer or employee of Smith Barney or any of its affiliates a fee of $4,000 per annum plus $500 per meeting attended and reimburses them for travel and out-of-pocket expenses. For the fiscal year ended November 30, 1997, such fees and expenses for the Trust totaled $66,742.


For the calendar year ended December 31, 1997, the Trustees of the Trust were paid the following compensation:




Trustee

Aggregate Compensation from
the Fund
Pension or Retirement Benefits Accrued as Part of the Trust Expenses Aggregate Compensation from the Smith Barney Mutual Funds
Paul R. Ades (7)
$6,200
$0
49,000
Herbert Barg (20)
6,200
0
101,600
Alger B. Chapman (9)+
4,100
0
53,925
Dwight B. Crane (26)
6,100
0
33,850
Frank G. Hubbard (7)
6,200
0
52,000
Heath B. McLendon (42)
 ...
0
-
Jerome Miller (2)
6,200
0
12,400
Ken Miller (7)
6,200
0
52,000
John F. White (7)*
6,200
0
52,000
+	Mr. Chapman's compensation reflects his resignation from the
Board of Trustees effective June 20, 1997.
*	For 1997 Mr. White deferred $6,200 compensation from the Trust and from Smith Barney Mutual Funds.
**	Upon attainment of age 80 Trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Trust Trustees together with reasonable out-of-pocket expenses for each meeting attended. During the Trust's last fiscal year aggregate compensation paid by the Trust to Trustees emeritus totaled $2,410.

Investment Adviser and Administrator - MMC

	MMC serves as the Series' investment adviser under the terms of a written agreement for each Series (the "Advisory Agreements"). MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which is in turn a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). The Advisory Agreements for all Series were last approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust or Smith Barney on July 24, 1997. Certain of the services provided to, and fees paid by, the Series under the Advisory and Administration Agreements are described in the Prospectus under "Management of the Trust." MMC pays the salaries of all officers and employees who are employed by both it and the Trust and maintains office facilities for the Trust. MMC bears all expenses in connection with the performance of its services under the Advisory Agreements.

	As compensation for investment advisory services rendered, Series 1998 and Series 2000 pay MMC a fee computed daily and paid monthly at the annual rate of 0.30% and 0.40%, respectively, of the value of their average daily net assets. The Security and Growth fund pays MMC a fee of 0.50% of the value of its average daily net assets for investment management services rendered.

	MMC also serves as the administrator of Series 1998, and Series 2000 pursuant to a written agreement for each Series (the "Administration Agreements"). The Administration Agreements were most recently approved for each Series by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Series or Smith Barney, on July 24, 1997. The services provided by MMC under the Administration Agreements are described in the Prospectus under "Management of the Trust." MMC pays the salaries of all officers and employees who are employed by both it and the Trust, maintains office facilities for the Trust and bears all expenses in connection with the performance of its services.

	As compensation for administrative services rendered to Series 1998 and Series 2000, MMC receives a fee computed daily and paid monthly at the annual rate of 0.20% of the value of each Series' average daily net assets.

	For the fiscal years ended November 30, 1997, 1996 and 1995, the Series paid investment advisory and/or administration fees to MMC as follows:


Fiscal Year

Series 1998

Series 2000
Security and
Growth Fund*
Ended
Advisory Fee
Admin. Fee
Advisory Fee
Admin. Fee
Advisory Fee
Admin. Fee







1997
$266,201
$177,468
$249,071
$124,536
$1,007,814
N/A
1996
284,126
189,417
278,880
139,440
1,363,022
N/A
1995
298,009
198,673
300,015
150,007
1,074,991
N/A
* Security and Growth commenced operations on March 30, 1995.

	The Trust bears expenses incurred in its operation, including taxes, interest, brokerage fees and commissions, if any, fees of Trustees who are not officers, directors, shareholders or employees of Smith Barney; Securities and Exchange Commission (the "SEC") fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agents fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; investor services (including allocated telephone and personnel expenses); and costs of preparation and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; cost of shareholders' reports and shareholder meetings and meetings of the officers or Board of Trustees of the Trust.

Counsel and Auditors

	Willkie Farr & Gallagher serves as counsel to the Trust. Stroock & Stroock & Lavan LLP serves as counsel to the Trustees who are not "interested persons" of the Trust.

	KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Fund's independent auditor to examine and report on the Fund's financial statements and highlights for the fiscal year ending November 30, 1998.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIIES

	The Prospectus discusses the investment objectives of each Series and the policies to be employed to achieve those objectives. Set forth below is supplemental information concerning certain of the securities and other instruments in which the Series may invest, the investment policies and portfolio strategies that the Series may utilize and certain risks involved with those investments, policies and strategies.

Zero Coupon Securities

	There are currently two basic types of zero coupon securities, those created by separating the interest and principal components of a previously issued interest-paying security and those originally issued in the form of a face value only security paying no interest. Zero coupon securities of the United States government and certain of its agencies and instrumentalities and of private corporate issuers are currently available, although the Series will purchase only those that represent direct obligations of the United States government.

	Zero coupon securities of the United States government that are currently available are called Separate Trading of Registered Interest and Principal of Securities ("STRIPS") or Coupon Under Book-Entry Safekeeping ("CUBES"). STRIPS and CUBES are issued under programs introduced by the United States Treasury and are direct obligations of the United States government. The United States government does not issue zero coupon securities directly. The STRIPS program which is ongoing, is designed to facilitate the secondary market stripping of selected treasury notes and bonds into individual interest and principal components. Under the program, the United States Treasury continues to sell its notes and bonds through its customary auction process. However, a purchaser of those notes and bonds who has access to a book-entry account at a Federal Reserve Bank (the "Federal Reserve") may separate the specified treasury notes and bonds into individual interest and principal components. The selected treasury securities may thereafter be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments. The Federal Reserve does not charge a fee for this service, but, the book-entry transfer of interest or principal components is subject to the same fee schedule generally applicable to the transfer of treasury securities.

	Under the program, in order for a book-entry treasury security to be separated into its component parts, the face amount of the security must be an amount which, based on the stated interest rate of the security, will produce a semi-annual interest payment of $1,000 or a multiple of $1,000. Once a book-entry security has been separated, each interest and principal component may be maintained and transferred in multiples of $1,000 regardless of the face value initially required for separation of the resulting amount required for each interest payment.

	CUBES, like STRIPS, are direct obligations of the United States government. CUBES are coupons that have previously been physically stripped from treasury notes and bonds, but which were deposited with the Federal Reserve and are now carried and transferable in book-entry form only. Only stripped treasury coupons maturing on or after January 15, 1988, that were stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program. Investment banks may also strip treasury securities and sell them under proprietary names. These securities may not be as liquid as STRIPS and CUBES and the Series have no present intention of investing in these instruments.

	STRIPS and CUBES are purchased at a discount from $1,000. Absent a default by the United States government, a purchaser will receive face value for each of the STRIPS and CUBES provided that the STRIPS and CUBES are held to their due date. While STRIPS and CUBES can be purchased on any business day, they all currently come due on February 15, May 15, August 15 or November 15 in any given year.

Money Market Instruments

	As noted in the Prospectus, each Series may hold at any time up to 10% of the value of its assets in cash and money market instruments. In addition, when MMC believes that opportunities for capital appreciation do not appear attractive, each Series may, notwithstanding its investment objective, take a temporary defensive posture with respect to its equity securities and invest without limitation in cash and money market instruments. Among the money market instruments in which the Series may invest are obligations of the United States government and its agencies and instrumentalities ("U.S. government securities"); certain bank obligations, commercial paper, and repurchase agreements involving U.S. government securities.

U.S. Government Securities

	U.S. government securities include debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities. Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance.

		U.S. government securities include not only direct obligations of the United States Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Federal Financing Bank, Export-Import Bank of the United States, Small Business Administration, Government National
Mortgage Association, General Services Administration, Federal Home Loan
Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority,
Resolution Trust Corporation, District of Columbia Armory Board, Student
Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987). Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, the Series will invest in obligations issued by such an instrumentality only if MMC determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Series.

Repurchase Agreements

	Each Series may enter into repurchase agreements with certain banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed upon price on an agreed upon date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including possible delays or restrictions on a Series' ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Series seeks to assert its rights to them, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. In evaluating these potential risks, MMC, acting under the supervision of the Board of Trustees, and on an ongoing basis, monitors
(a) the value of the collateral underlying each repurchase agreement to ensure that the value is at least equal to the total amount of the purchase obligation, including interest, and (b) the creditworthiness of the banks and dealers with which the Series enters into repurchase agreements.

Warrants (Series 2000 and Security and Growth Fund)

	Because a warrant does not carry with it the right to dividends or voting rights with respect to securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised by its expiration date.


Convertible Securities

	Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

	As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

	Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Preferred Stock

	Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stock normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Lending Portfolio Securities

	Although the Series are authorized to lend their securities to brokers, dealers and other financial organizations, they will not lend securities to their distributor, Smith Barney, or its affiliates unless the Series apply for and receive specific authority to do so from the SEC. These loans, if and when made, must be consistent with applicable regulatory requirements. The Series' loans of securities will be collateralized by cash, letters of credit or U.S. government securities that will be maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, a Series may pay a part of the interest earned from the investment of collateral received for securities loaned to: (a) the borrower and/or (b) a third party that is unaffiliated with that Series and that is acting as a "finder."

	By lending its securities, a Series can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever a Series' portfolio securities are loaned:
(a) the Series must receive at least 100% cash collateral or equivalent securities from the borrower, (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Series must be able to terminate the loan at any time; (d) the Series must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities and any increase in market value;
(e) the Series may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower, however, if a material event adversely affecting the investment in the loaned securities occurs, the Board of Trustees must terminate the loan and regain the Series' right to vote the securities.



Investment Restrictions

	The investment restrictions recited in the Prospectus and those numbered 1 through 7 below have been adopted by the Trust as fundamental policies. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Series, as defined in the 1940 Act. "Majority" means the lesser of (a)
67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Series are present or represented by proxy, or (b) more than 50% of the outstanding shares. Investment restrictions 8 through 15 may be changed by vote of a majority of the Board of Trustees at any time.

Under the investment restrictions adopted by the Series:

1.	A Series will not invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	A Series will not borrow money, except that (a) a Series may borrow from banks for temporary for emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities and (b) a Series may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), a Series will be limited so that no more than 33-1/3% of the value of a Series, total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made is derived from such transactions.

3.	A Series will not make loans.  This restriction does not apply to:
(a) the purchase of debt obligations in which a Series may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

4.	A Series will invest no more than 25% of the value of its total assets in securities the issuers of which conduct their principal business activities in the same industry. For the purpose of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

5.	A Series will not underwrite the securities of other issuers, except insofar as a Series may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in disposing of its portfolio securities.

6.	A Series will not purchase or sell real estate, real estate
mortgages, commodities or commodity contracts, but this restriction shall not prevent the Series from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are seemed by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Series' investment objective and policies); or (d) investing in real estate investment trust securities.

7.	A Series will not issue "Senior Securities" as defined in the 1940
Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

8.	A Series will not sell securities short.

9.	A Series will not purchase securities on margin, except that a
Series my obtain any short-term credits necessary for the clearance of purchases and sales of securities.

10.	A Series will not invest in oil, gas, mineral leases or other mineral exploration or development programs, except that a Series may invest in the securities of companies that invest in or sponsor those programs.

11.	A Series will not write or sell put options, call options,
straddles or combinations of those options, except that the Security and Growth Fund may write covered call options with respect to its portfolio securities and may, for hedging purposes only, (i) write call options and purchase put options on broad-based domestic stock indexes and enter into closing transactions with respect to such options; and (ii) write or purchase options on futures contracts.

12.	A Series will not purchase any security, except U.S. government securities, if as a result of the purchase, the Series would then have more than 5% of its total assets invested in securities of companies (including predecessor companies) that have been in continuous operation for fewer than three years. (For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which may have less than three years of continuous operation or relevant business experience.)

13.	A Series will not make investments for the purpose of exercising control or management of any other issuer.

14.	A Series will not invest in warrants, if as a result, more than 2%
of the value of a Series' net assets would be invested in warrants that are not listed on a recognized United States stock exchange, or more than 5% of a Series' net assets would be invested in warrants regardless of whether they are listed on such an exchange.

15.	A Series will not invest in time deposits maturing in more than seven days, enter into repurchase agreements having a duration of more than seven days, or purchase instruments lacking readily available market quotations ("illiquid instruments"), if as a result of the purchase a Series' aggregate holdings of illiquid instruments exceed 100% of a Series' net assets.

	The Trust may make commitments more restrictive than the restrictions listed above so as to permit the sale of its shares in certain states. Should the Trust determine that any commitment is no longer in the best interests of the Trust and its shareholders, the Trust will revoke the commitment by terminating the sale of shares in the relevant state. The percentage limitations set forth above apply at the time of purchase of securities.

Portfolio Turnover

	The Series intend not to seek profits through short-term trading of their securities. Nevertheless, a Series will not consider portfolio turnover rate a limiting factor in making investment decisions. The Series cannot accurately predict their portfolio turnover rates, but anticipate that their annual turnover rates will not exceed 50%. The turnover rates would be 100% if all of a Series' securities that are included in the computation of turnover were replaced once during a period of one year.
The Series turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. For the fiscal years-ended November 30,1997 and 1996, the Series' portfolio turnover rates were as follows:


1997
1996
Series 1998
11%
12%
Series 2000
0
0
Security and Growth Fund
20
43

Portfolio Transactions

	Decisions to buy and sell securities for the Series are made by MMC, subject to the overall review of the Trust's Board of Trustees. Although investment decisions for a Series are made independently from those of the other accounts managed by MMC, investments of the type made by a Series also may be made by those accounts. When a Series and one or more other accounts managed by MMC are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by MMC to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Series or the size of the position obtained or disposed of by the Series.

	Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. No stated commission is generally applicable to securities traded in over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality. The following table sets forth-certain information regarding the Series' payment of brokerage commissions:


Fiscal Year Ended

Series

Series

Security and

November 30
1998
2000
Growth Fund
Total Brokerage Commissions
1995
37,974
5,760
$475,496

1996
39,223
8,690
303,127

1997
28,011
3,090
128,979





Total Brokerage Commissions Paid to Smith Barney
1995
1996
$420
0
$0
0
$0
3,000

1997
180
0
5,448





% of Total Brokerage Commissions paid to Smith Barney
1995
1996
0%
0
0%
0
0%
0.99

1997
0.6
0
4.22





% of Total Transaction involving Commissions paid to Smith Barney
1995
1996
1997
0%
0
0
1.0%
0
0
0%
0.99
0.66

	MMC seeks the best overall terms available in selecting brokers or dealers to execute transactions on behalf of the Series. In assessing the best overall terms available for any transaction MMC will consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, MMC is authorized in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Series and/or other accounts over which MMC or its affiliates exercise investment discretion. The fees under the Series Advisory Agreements are not reduced by reason of MMC receiving brokerage and research services. The Trust's Board of Trustees will periodically review the commissions paid by the Series to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Series.

	In accordance with Section 17(e) of the 1940 Act and Rule 17e-I under the 1940 Act, the Trust's Board of Trustees has determined that transactions for the Series may be executed through Smith Barney and other affiliated broker-dealers if, in the judgment of MMC, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in the transaction, the affiliated broker-dealer charges the Series a rate consistent with that charged to comparable unaffiliated customers in similar transactions. In addition, under the rules recently adopted by the SEC, Smith Barney may directly execute such transactions for the Series on the floor of any national securities exchange, provided: (a) the Board of Trustees has expressly authorized Smith Barney to effect such transactions; and (b) Smith Barney annually advises the Series of the aggregate compensation it earned on such transactions.

REDEMPTION OF SHARES

	The right of redemption may be suspended or the date of payment postponed (a) for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in markets the Series normally utilizes is restricted, or an emergency as determined by the SEC exists, so that disposal of the Series' investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Series' shareholders.

VALUATION OF SHARES

	The Series' net asset value is calculated on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. On those days, securities held by the Series may nevertheless be actively traded, and the value of the Series' shares could be significantly affected.

EXCHANGE PRIVILEGE

	Except as noted below, shareholders of any fund of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney Mutual Funds to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange.

	A shareholder who has redeemed shares of any of the Series, through the exchange privilege or otherwise, will not be able to purchase new shares of any Series'.

	The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be legally sold. Prior to any exchange, the investor should obtain and review a copy of the then current prospectus of each fund into which an exchange is being made. Prospectuses may be obtained from a Smith Barney Financial Consultant.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired with such shares being subject to any applicable contingent deferred sales charge. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

DETERMINATION OF PERFORMANCE

	From time to time, the Trust may quote a Series' performance in terms of its total return in reports or other communications to shareholders. The Series' performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses.

Average Annual Total Return

	The Series' "average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
P(l +T)n = ERV
Where:
P =	a hypothetical initial payment of $1,000
T =	average annual total return
n =	number of years
ERV =	Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions

The Series' average annual total returns were as follows for the periods indicated:




Name of Series

One Year
Period Ended
11/30/97

Five Year
Period Ended
11/30/97
Per Annum for Period
from Commencement of
Operations through
11/30/97




Series 1998 (1)
5.96%
8.39%
9.53%
Series 2000 (2)
6.72
8.85
8.45
Security & Growth Fund (3)
11.72
N/A
13.41
(1) Series 1998 commenced operations on January 25, 1991.
(2) Series 2000 commenced operations on August 30, 1991.
(3) Security & Growth Fund commenced operations on March 30, 1995.
These total return figures assume that the maximum sales charge has been included in the investment at the time of purchase.
Aggregate Total Return

	The Series aggregate total return figures shown below represent the cumulative change in the value of an investment in a Series for the specified period and are computed by the following formula:

ERV-P
P
Where:	P 	=	a hypothetical initial payment of $10,000.
ERV	=	Ending Redeemable Value of a hypothetical $10,000
investment made at the
		beginning of the 1-, 5- or 10-year period at the end of
the 1-, 5- or 10-year period (or
		fractional portion thereof), assuming reinvestment of all
dividends and distributions.


The Series' aggregate total returns were as follows for the periods indicated:




Name of Series

One Year
Period Ended
11/30/97*

Five Year
Period Ended
11/30/97*
Period from Commencement of Operations through 11/30/97*


One Year
Period Ended
11/30/97**

Five Year
Period Ended
11/30/97**
Period from Commencement of Operations through 11/30/97*








Series 1998 (1)
11.60%
57.42%
96.36%

5.96%
49.62%
86.52%
Series 2000 (2)
12.28
60.89
74.92

6.72
52.84
66.17
Security & Growth Fund (3)
16.42
N/A
45.83

11.72
N/A
40.0
*	Figures do not include the effect of the maximum sales charge.
**	Figures include the effect of the maximum sales charge.
(1) Series 1998 commenced operations on January 25, 1991.
(2) Series 2000 commenced operations on August 30, 1991.
(3) Security & Growth Fund commenced operations on March 30, 1995.
	A Series' performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Series' performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Series with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Series performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

TAXES

	The following is a summary of certain Federal income tax considerations that my affect the Trust and its shareholders. The summary is not intended as a substitute for individual tax planning, and investors are urged to consult their own tax advisors as to the Federal, state and local income tax consequences of an investment in a Series,

Tax Status of the Trust and its Shareholders

	Each of the Series has qualified and intends to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Series must meet certain requirements set forth in the Code. Each Series is required to earn at least 90% of its gross income from (a) interest, (b) dividends, (c) payments with respect to securities loans, (d) gains from the sale or other disposition of stock or securities and (e) other income derived with respect to the Series' business of investing in stock or securities.

	Dividends of net investment income and distributions of net realized short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares of the Series. Distributions of long-term capital gains will be taxable to shareholders as long-term gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time that the shareholder has held his or her shares of the Series.

	Dividends of investment income (but not distributions of capital gain) from the Series generally will qualify for the Federal dividends-received deduction for corporate shareholders to the extent that the dividends do not exceed the aggregate amount of dividends received by the Series from domestic corporations. If securities held by the Series are considered to be "debt financed" (generally, acquired with borrowed funds) or are held by the Series for less than 46 days (91 days in the case of certain preferred stock), the portion of the dividends paid by the Series that corresponds to the dividends paid with respect to the debt-financed securities or securities that have not been held for the requisite period will not be eligible for the corporate dividends-received deduction.

	Foreign countries may impose withholding and other taxes on dividends and interest paid to a Series with respect to investments in foreign securities. Certain foreign countries, however, have entered into tax conventions with the United States to reduce or eliminate such taxes.

	If a Series is the holder of record of any stock on the record date for any dividends payable with respect to the stock, the dividends are included in the Series' gross income not as of the date received but as of the later of (a) the date on which the stock became ex-dividend with respect to the dividends (that is the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or
(b) the date on which the Series acquired the stock.

	Capital Gains. In general, a shareholder who redeems or exchanges his or her Series shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less. For individuals, the maximum tax rate for long-term capital gains is 28% (20% if the shares have been held for more than 18 months). If a shareholder receives a distribution taxable as long-term capital gain with respect to shares of a Series and redeems or exchanges the shares before he or she has held them for more than six months, however, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

	Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to (a) dividends and distributions and (b) the proceeds of any redemptions of a Series' shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

Taxation of the Series' Investments

	Zero Coupon Securities. The Series will invest in zero coupon securities having an original issue discount (that is, the discount represented by the excess of the stated redemption price at maturity over the issue price). Each year, the Series will be required to accrue as income a portion of this original issue discount even though the Series will receive no cash payment of interest with respect to these securities. In addition, if the Series acquires a security at a discount that resulted from fluctuations in prevailing interest rates ("market discount"), the Series may elect to include in income each year a portion of this market discount.

	The Series will be required to distribute substantially all of its income (including accrued original issue and market discount) in order to qualify for "pass-through" Federal income tax treatment and also in order to avoid the imposition of the 4% excise tax described in the Prospectus. Therefore, a Series may be required in some years to distribute an amount greater than the total cash income the Series actually receives. In order to make the required distribution in such a year, a Series may be required to borrow or to liquidate securities. The amount of actual cash that a Series would have to distribute, and thus the degree to which securities would need to be liquidated, would depend upon the number of shareholders who chose not to have their dividends reinvested. Capital losses resulting from the liquidation of securities can only be used to offset capital gains and cannot be used to reduce the Series' ordinary income. These capital losses may be carried forward for eight years.

	Capital Gain Distribution. Gain or loss on the sale of a security by a Series will generally be long-term capital gain or loss if the Series has held the security for more than one year (and will be eligible for the 20% maximum rate if the Series has held the security for more than 18 months). Gain or loss on the sale of a security held for one year or less will generally be short-term capital gain or loss. Generally, if a Series acquires a debt security at a discount, any gain on the sale or redemption of the security will be taxable as ordinary income to the extent that the gain reflects seemed market discount.

DISTRIBUTOR AND SHAREHOLDER SERVICING AGENT - SMITH BARNEY

	Smith Barney serves as the Series' distributor pursuant to a written agreement (the "Distribution Agreement") with the Trust. To compensate Smith Barney for the services it provides as Shareholder Servicing Agent and for the expenses it bears, the Trust has adopted a Shareholder Services Plan (the "Plan"). Under the Plan, the Trust pays Smith Barney, with respect to Series 1998, Series 2000 and Security and Growth Fund, a fee, accrued daily and paid monthly, calculated at the annual rate of .25% of the value of the respective Series average daily net assets. Under its terms, the Plan continues from year to year, provided that its continuance is approved annually by vote of the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may not be amended to increase materially the amount to be spent for the services provided by Smith Barney without shareholder approval, and all material amendments of the Plan must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the relevant Series on not more than 30 days' written notice to any other party to the Plan. Pursuant to the Plan, Smith Barney will provide the Board of Trustees periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made. For the fiscal year ended November 30, 1997, Smith Barney was paid $221,835, $155,670 and $538,907 in shareholder servicing fees for Series 1998, Series 2000 and the Security and Growth Fund respectively.

CUSTODIAN AND TRANSFER AGENT

	PNC Bank is located at 17th and Chestnut Streets, Philadelphia, PA 19103 and serves as the custodian of Trust. The assets of the Trust are held under bank custodianship in compliance with the 1940 Act.

	First Data is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Trust's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust, distributes dividends and distributions payable by the Trust and produces statements with respect to account activity for the Trust and its shareholders. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts First Data maintains for the Trust during the month and is reimbursed for out-of-pocket expenses.


ORGAN1ZATION OF THE TRUST

	The Trust is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated October 18, 1988, as amended (the "Trust Agreement"). On November 18, 1988, August 27, 1990, July 30, 1993 and October 14, 1994, the Trust changed its name from SLH Secured Capital Fund to SLH Principal Return Fund, Shearson Lehman Brothers Principal Return Fund, Smith Barney Shearson Principal Return Fund and Smith Barney Principal Return Fund, respectively. Under the Trust Agreement, the Trustees have authority to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share.

	Massachusetts's law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust has been structures, and will be operated in such a way, so as to ensure as much as possible, that shareholders will not be liable for obligations of the Series. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement also provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust and each of its series in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

FINANCIAL STATEMENTS

The Trust's Annual Reports for the fiscal year ended November 30, 1997 accompany this Statement of Additional Information and are incorporated herein by reference in its entirety.



22
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